Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 37,750,681
Trading Account Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	10,264,854
Investment Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	14,096,841
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	13,354,396
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 34,590